Organization	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	ORGANIZATION
Cango Inc. (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on October 9, 2017. The Company, through its subsidiaries, variable interest entity (“VIE”), and subsidiaries of the VIE, are principally engaged in the provision of automotive financing facilitation, automotive transaction facilitation, and aftermarket service facilitation in the People’s Republic of China (the “PRC”). The Company conducts its primary business operations through its VIE and the subsidiaries of the VIE.
As of December 31, 2020, the Company’s subsidiaries and VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIE
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automotive transaction facilitation and aftermarket service facilitation.
On October 31, 2017, the Company incorporated a wholly-owned subsidiary, Cango HK, in Hong Kong. On January 25, 2018, the Company incorporated another wholly-owned subsidiary, Cangulong, in the PRC. On March
23
,
2018
, Shanghai Cango signed a series of contractual agreements with Cangulong and its nominee shareholders (the “VIE Agreements”).
The Company operates its business primarily through the VIE and the subsidiaries of the VIE. The Company, through the WFOE, entered into power of attorney and an exclusive option agreement with the nominee shareholders of the VIE, that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIE through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIE’s activities and entitles the WFOE to receive a majority of their residual returns. In addition, the Company entered into a share pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. On March 22, 2018, Cango Inc. agreed to provide unlimited financial support to the VIE for its operations. As a result of the VIE Agreements, the Company exercises effective control over the significant business activities of the VIE through the WFOE and provides unlimited financial support to the VIE. Therefore Cango Inc. is determined to be most closely associated with the VIE within the group of related parties and was considered to be the Primary Beneficiary of the VIE.

Despite the lack of technical majority ownership, the Company has effective control of the VIE through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company.
In addition, through the other exclusive agreements, which consist of exclusive option agreement, exclusive business cooperation agreement, and equity pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its consolidated subsidiaries as required by SEC Regulation
S-X
Rule
3A-02
and ASC 810,
Consolidation
(“ASC 810”).
The following is a summary of the VIE Agreements:

(1)	Power of Attorney Agreements:
Pursuant to the power of attorney signed between Shanghai Cango’s nominee shareholders and the WFOE, each nominee shareholder irrevocably appointed the WFOE as its attorney-in-fact
to exercise on each nominee shareholder’s behalf any and all rights that each nominee shareholder has in respect of its equity interest in Shanghai Cango (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of Shanghai Cango). This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of Shanghai Cango.

(2)	Exclusive Option Agreement:
Pursuant to the exclusive option agreement entered into between Shanghai Cango’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or their designees. This agreement is not terminated until all of the equity interest of the VIE is transferred to the WFOE or the person(s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreement under any circumstance unless otherwise regulated by law.

(3)	Exclusive Business Cooperation Agreement:
Pursuant to the exclusive business cooperation agreement entered into by the WFOE and Shanghai Cango and its subsidiaries, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of Shanghai Cango’s profit before tax, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s consent, the VIE and its subsidiaries cannot procure services from any third-party or enter into similar service arrangements with any other third-party, other than the WFOE.
In addition, the consolidated VIE granted the WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable consolidated VIE and its subsidiaries at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by the WFOE.
(4)	Equity Pledge Agreement
Pursuant to the equity pledge agreements, the nominee shareholders representing over 90% of the VIE’s equity interest have pledged all of their respective equity interests in the VIE to the WFOE as continuing first priority security interest to guarantee the nominee shareholders’ and the VIE’s obligations under the power of attorney agreement, the exclusive option agreement and the exclusive business cooperation agreement. The WFOE is entitled to collect dividends during the effective period of the share pledge unless it agrees otherwise in writing. If Shanghai Cango or any of the nominee shareholder breaches its contractual obligations, the WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Shanghai Cango in accordance with PRC law. None of the nominee shareholders may assign or transfer to any third-party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE without the written consent of the WFOE. This agreement is not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive business cooperation agreement and all of Shanghai Cango’ obligations have been terminated under the other controlling agreements. The Company will register the equity pledge with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.
In March 2018, the following supplementary agreements were entered into:

1)	Financial support undertaking letter
Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE Entity or its shareholders do not have sufficient funds or are unable to repay.

2)	Resolutions of the sole director of Cango Inc. (the “Resolutions”)
The sole director resolved that each of Mr. Xiaojun Zhang, Mr. Jiayuan Lin and Mr. Yongyi Zhang (each, an “Authorized Officer”) shall cause the WFOE to exercise its rights under the power of attorney agreements and the exclusive option agreement when the Authorized Officer determines that such exercise is in the best interests of the Company and the WFOE to do so.
In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiaries and the VIE, does not violate applicable PRC laws and regulations; (ii) each of the VIE Agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations; (iii) the financial support letter issued by the Company to the VIE, dated on March 22, 2018 and the resolutions contained in the Resolutions are valid in accordance with the articles of association of the Company and Cayman Islands Law.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.
In addition, if the current structure or any of the contractual arrangements is found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.
Except for all assets of the consolidated trusts, there was no other pledge or collateralization of the VIE’s assets. Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary Cangulong. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIE during the periods presented. The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Cash and cash equivalents	1,781,925,125	1,003,740,459	153,829,955
Other current assets	2,364,681,520	3,194,408,176	489,564,471

Total current assets	4,146,606,645	4,198,148,635	643,394,426

Finance lease receivables—non-current	1,448,958,373	1,454,499,864	222,911,857
Other non-current assets	1,469,144,834	1,754,832,407	268,939,831

Total non-current assets	2,918,103,207	3,209,332,271	491,851,688

Total assets	7,064,709,852	7,407,480,906	1,135,246,114

Short-term debts	1,439,749,760	355,816,940	54,531,332
Other current liabilities	1,468,827,161	2,088,849,541	320,130,199

Total current liabilities	2,908,576,921	2,444,666,481	374,661,531

Long-term debts	301,667,717	977,791,191	149,853,056
Other non-current liabilities	34,126,296	17,394,154	2,665,771

Total non-current liabilities	335,794,013	995,185,345	152,518,827

Total liabilities	3,244,370,934	3,439,851,826	527,180,358

The VIE’s net asset balance was RMB3,820,338,918 and RMB3,967,629,080 (US$608,065,756) as of December 31, 2019 and 2020.
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	1,091,431,610	1,440,068,825	2,052,431,752	314,548,928
Net income	298,973,421	353,558,726	399,366,632	61,205,614
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	129,762,525	405,810,921	(626,884,394)	(96,074,237)
Net cash used in investing activities	(1,474,496,320)	(782,481,722)	(81,038,760)	(12,419,733)
Net cash provided by/ (used in) financing activities	2,253,082,674	1,004,220,135	(71,082,260)	(10,893,833)
Consolidated trusts, asset-backed securities and asset backed note (“Trusts, ABSs and ABN”)
Since December 2017, the Company established several Trusts, ABSs and ABN to invest in automobile backed loans and consumer loans. The Company contributed capital to these Trusts, ABSs and ABN, determined the investment strategy, and is the sole beneficiary of these Trusts, ABSs and ABN. In 2020, one of the trusts was settled, and one of the ABSs and the ABN was redeemed.
These Trusts, ABSs and ABN are administered by third-party trust companies and security companies as the trustees. The Company consolidates these Trusts, ABSs and ABN as it has the power to direct the activities that most significantly impacts their economic performance, the right to share residual profits and the obligation to absorb losses of these Trusts, ABSs and ABN that potentially could be significant to the Company.
The table sets forth the assets and liabilities of the consolidated Trusts, ABSs and ABN included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Finance lease receivables – current	556,315,579	605,746,128	92,834,656
Other current assets	88,136,131	224,309	34,377

Total current assets	644,451,710	605,970,437	92,869,033

Finance lease receivable – non-current	389,666,998	101,206,823	15,510,624
Total non-current assets	389,666,998	101,206,823	15,510,624

Total assets	1,034,118,708	707,177,260	108,379,657

Long-term debts—current	539,153,392	401,761,874	61,572,701
Other current liabilities	60,727,770	59,187	9,071

Total current liabilities	599,881,162	401,821,061	61,581,772

Long-term borrowings	79,884,342	—	—

Total non-current liabilities	79,884,342	—	—

Total liabilities	679,765,504	401,821,061	61,581,772